SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 150,340	$ 147,000
Finite-Lived Intangible Assets, Accumulated Amortization	(39,964)	(24,286)
Finite-Lived Intangible Assets, Net	110,376	122,714
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	124,400	121,500
Finite-Lived Intangible Assets, Accumulated Amortization	(31,685)	(19,239)
Finite-Lived Intangible Assets, Net	92,715	102,261
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25,940	25,500
Finite-Lived Intangible Assets, Accumulated Amortization	(8,279)	(5,047)
Finite-Lived Intangible Assets, Net	$ 17,661	$ 20,453